File Nos. and 333-177169 and 811-22612

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. __
Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 16
(Check appropriate box or boxes)

WAKEFIELD ALTERNATIVE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

25568 Genesee Trail Road
Golden, CO 80401
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (303) 226-1359

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

With copy to:
Andrew Davalla, Thompson Hine LLP
41 South High Street, 17th Fl.
Columbus, OH 43215

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b)
[ ]	on ___ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ___ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, duly authorized, in the City of Golden, State of Colorado, on the 18th day of November 2016.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Titles	Date

	/s/ Patrick F. Hart III	President and Principal Executive Officer	November 18, 2016

	/s/ Patrick J. Kane	Trustee, Treasurer, Principal Financial Officer	November 18, 2016

	Paul E. Olin*	Trustee	November 18, 2016

	Maryellen Lamb*	Trustee	November 18, 2016

	Timothy R. Farley*	Trustee	November 18, 2016

*By:	/s/ JoAnn M. Strasser		November 18, 2016
JoAnn M. Strasser, Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase